Capital Stock (Tables)	3 Months Ended	15 Months Ended	12 Months Ended
	Mar. 29, 2014	Mar. 29, 2014	Dec. 28, 2013 Original 2011 Fixed Share Option Plan [Member]	Dec. 28, 2013 Amended 2011 Fixed Share Option Plan [Member]	Dec. 28, 2013 2010 Fixed Share Option Plan [Member]
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Warrants	Weighted-Average Exercise Price
Warrants outstanding, December 28, 2013	6,887,580	$1.15
Warrants issued	1,257,500	$1.75
Warrants outstanding, March 29, 2014	8,145,080	$1.25

		Weighted-
		Average
	Shares	Exercise Price
Warrants outstanding at December 31, 2011	3,294,229	3.57
Warrants granted during the year	541,167	3.42
Warrants expired during the year	(29,957)	1.38
Warrants exercised during the year	(648,591)	1.32
Warrants outstanding at December 31, 2012	3,156,848	4.02
Warrants granted during the year	6,353,963	0.96
Warrants expired during the year	(2,585,731)	4.17
Warrants exercised during the year	(37,500)	1.25
Warrants outstanding at December 28, 2013	6,887,580	1.15

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted-Average Exercise Price
Options outstanding, December 28, 2013	6,468,799	$1.80
Options granted	1,553,000	1.36
Options cancelled/expired	(67,504)	2.24
Options outstanding, March 29, 2014	7,954,295	$1.71
Options exercisable, March 29, 2014	6,413,795	$1.80

		Weighted-Average
	Shares	Exercise Price
Options outstanding, December 31, 2011	5,281,945	$1.48
Options exercised during the year	(821,229)	1.06
Options granted during the year	1,974,500	2.25
Options cancelled during the year	(19,173)	1.93
Options outstanding, December 31, 2012	6,416,043	1.77
Options exercised during the year	(196,000)	0.98
Options granted during the year	285,000	2.25
Options cancelled/expired during the year	(36,244)	2.09
Options outstanding, December 28, 2013	6,468,799	1.81

Schedule of Disclosure of Share-based Compensation, Stock Options Outstanding [Table Text Block]
		Weighted Average			Weighted
Range of Exercise	Number	Remaining Contractual	Weighted Average	Number	Average
Prices	Outstanding	Life (yr)	Exercise Price	Exercisable	Exercise Price
$0.87 - $3.05	7,971,799	2.74	$1.71	6,421,300	$1.80

December 28, 2013
Options Outstanding				Options Exercisable
Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (yr.)	Price	Exercisable	Price
$0.87 - $3.05	6,468,799	2.46	$1.81	6,301,720	$1.81

December 31, 2012
Options Outstanding				Options Exercisable
Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (yr.)	Price	Exercisable	Price
$0.87 - $3.05	6,416,043	4.98	$1.77	4,304,990	$1.69

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Risk-free interest rates	0.63% to 0.70%
Volatility factor	73% to 88%
Expected life of options, in years	3 - 4.2

Year ended
December 31, 2012
Risk-free interest rates	0.78% to 0.92%
Volatility factor	88% to 89%
Expected life of options, in years	5
Weighted average fair value of options granted	$2.14

	Year ended	Year ended
	December 28, 2013	December 31, 2012
Risk-free interest rates	0.75% to 0.90%	0.18% to 0.39%
Volatility factor	63% to 66%	74% to 75%
Expected life of options, in years	4.20	4.17
Weighted average fair value of options granted	$1.15	$1.34

Year ended
December 31, 2012
Risk-free interest rates	0.90% to 0.1.56%
Volatility factor	68% to 91%
Expected life of options, in years	5
Weighted average fair value of options granted	$1.66

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average
		Remaining
Range of Exercise Prices	Number of Warrants	Contractual Life
$0.70 - $3.45	6,887,580	3.60 years